STOCK - BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
STOCK - BASED COMPENSATION
Schedule of restricted share activities

The following table sets forth the summary of restricted share activities to individuals the year ended December 31, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	4,563,745	2.9093
Including:
Awarded to directors and non-director employees	823,745	0.5301
Awarded to non-employee consultants	3,740,000	2.3792
Vested	(4,563,745)	(2.9093)
Outstanding at December 31, 2025	—	—

The following table sets forth the summary of restricted share activities to third-party companies the year ended December 31, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	633,529	6.6200
Including:
Awarded to Grand Fortune	583,529	6.0975
Awarded to J.V.B.	50,000	0.5225
Vested	(633,529)	(6.6200)
Outstanding at December 31, 2025	—	—